Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.62385%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,455,739.64

Principal:
Principal Collections	$29,630,649.31
Prepayments in Full	$14,204,864.88
Liquidation Proceeds	$478,008.80
Recoveries	$9,884.36
Sub Total	$44,323,407.35
Collections	$49,779,146.99

Purchase Amounts:
Purchase Amounts Related to Principal	$2,552.43
Purchase Amounts Related to Interest	$8.77
Sub Total	$2,561.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,781,708.19

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,781,708.19
Servicing Fee	$1,127,159.69	$1,127,159.69	$0.00	$0.00	$48,654,548.50
Interest - Class A-1 Notes	$15,329.99	$15,329.99	$0.00	$0.00	$48,639,218.51
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$47,079,383.51
Interest - Class A-2b Notes	$465,596.01	$465,596.01	$0.00	$0.00	$46,613,787.50
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$44,566,947.50
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$44,161,527.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,161,527.50
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$43,968,889.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,968,889.50
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,968,889.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,968,889.50
Regular Principal Payment	$54,382,997.68	$43,968,889.50	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,781,708.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,968,889.50
Total					$43,968,889.50

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$4,133,434.53	$12.53	$15,329.99	$0.05	$4,148,764.52	$12.58
Class A-2a Notes	$30,489,674.43	$74.77	$1,559,835.00	$3.83	$32,049,509.43	$78.60
Class A-2b Notes	$9,345,780.54	$74.77	$465,596.01	$3.72	$9,811,376.55	$78.49
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,968,889.50	$27.85	$4,685,659.00	$2.97	$48,654,548.50	$30.82

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$4,133,434.53	0.0125256	$0.00	0.0000000
Class A-2a Notes	$407,800,000.00	1.0000000	$377,310,325.57	0.9252338
Class A-2b Notes	$125,000,000.00	1.0000000	$115,654,219.46	0.9252338
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,253,073,434.53	0.7936169	$1,209,104,545.03	0.7657698

Pool Information
Weighted Average APR	4.825%	4.833%
Weighted Average Remaining Term	51.56	50.75
Number of Receivables Outstanding	37,357	36,751
Pool Balance	$1,352,591,625.57	$1,307,740,700.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,271,995,780.70	$1,230,269,385.41
Pool Factor	0.8035026	0.7768591

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$77,471,315.33
Targeted Overcollateralization Amount	$109,050,263.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,636,155.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$534,849.41
(Recoveries)		8	$9,884.36
Net Loss for Current Collection Period			$524,965.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4657%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3973%
Second Prior Collection Period			0.2579%
Prior Collection Period			0.4165%
Current Collection Period			0.4736%
Four Month Average (Current and Prior Three Collection Periods)			0.3863%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		474	$2,470,738.66
(Cumulative Recoveries)			$48,373.91
Cumulative Net Loss for All Collection Periods			$2,422,364.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1439%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,212.53
Average Net Loss for Receivables that have experienced a Realized Loss			$5,110.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	183	$8,008,559.03
61-90 Days Delinquent	0.12%	32	$1,601,110.06
91-120 Days Delinquent	0.05%	12	$713,219.42
Over 120 Days Delinquent	0.02%	7	$275,120.89
Total Delinquent Receivables	0.81%	234	$10,598,009.40

Repossession Inventory:
Repossessed in the Current Collection Period		21	$1,158,468.55
Total Repossessed Inventory		37	$2,047,243.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1262%
Prior Collection Period			0.1098%
Current Collection Period			0.1388%
Three Month Average			0.1249%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1980%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$5,039,256.12
2 Months Extended	137	$6,562,194.38
3+ Months Extended	17	$843,472.63

Total Receivables Extended	262	$12,444,923.13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer